ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents, Concentrations of Risk, Financial Instruments, Financing Receivables and Operating Leases (Details) - USD ($)
$ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Amounts held in trust for third party recipients (in Dollars)	$ 0.0	$ 0.0
Information Technology Equipment [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful life	4 years
Carrying Amount [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Notes receivable (in Dollars)	$ 221.7	108.2
Carrying Amount [Member] | Non-recourse [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Notes payable (in Dollars)	38.8	36.2
Fair Value [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Notes receivable (in Dollars)	223.7	106.3
Fair Value [Member] | Non-recourse [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Notes payable (in Dollars)	$ 38.8	$ 36.1
Verizon Communications Inc. [Member] | Technology Segment [Member] | Customer Concentration Risk [Member] | Accounts Receivable-Trade [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Percentage of concentration risk	17.00%	17.00%
Verizon Communications Inc. [Member] | Technology Segment [Member] | Customer Concentration Risk [Member] | Net Sales [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Percentage of concentration risk	17.00%	19.00%	23.00%
Cisco Systems [Member] | Technology Segment [Member] | Product Concentration Risk [Member] | Net Sales [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Percentage of concentration risk	32.00%	44.00%	40.00%